Liabilities to Banks and debentures (Tables)	12 Months Ended
Dec. 31, 2025
Credit And Loans From Banks [Abstract]
Disclosure of credit and loans from banks
	December 31,
	2025	2024
	US Dollars in thousands
Total bank loans	13,685	22,583
Less - current maturities	(3,220)	(3,978)
Total long-term bank loans	10,465	18,605

Disclosure of issuance of debentures and warrants
	December 31,
	2025	2024
	US Dollars in thousands
Debentures	314,064	-